Short-Term Borrowings (Parenthetical) (Detail) (Notes Payable to Banks)	Mar. 31, 2014	Mar. 31, 2013
Notes Payable to Banks
Short-term Debt [Line Items]
Short-term borrowings, average interest per annum	0.31%	0.21%